Consolidated Balance Sheets (Parenthetical) - $ / shares	Sep. 30, 2025	Jul. 16, 2025	Oct. 23, 2024	Oct. 22, 2024	Sep. 30, 2024	Jan. 30, 2024	Jan. 03, 2024
Statement of Financial Position [Abstract]
Common stock, par value	$ 0.000001	$ 0.000001	$ 0.000001	$ 0.0001	$ 0.000001	$ 0.0001	$ 0.0001
Common stock, shares authorized	50,000,000,000		50,000,000,000	500,000,000	50,000,000,000		500,000,000
Common stock, shares issued	13,750,000	13,750,000	10,000,000	100,000	10,000,000
Common stock, shares outstanding	13,750,000	13,750,000	10,000,000	100,000	10,000,000		1